UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/04

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA           05/04/04


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$592316
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    10936 257013.00SH       SOLE                257013.00
ALBERTSONS INC                 COM              013104104     3296 160238.00SH       SOLE                160238.00
ALTERNATIVE TECH RES           COM              02145H104        3 30000.00 SH       SOLE                 30000.00
AMERICAN EXPRESS CO            COM              025816109    11062 245486.00SH       SOLE                245486.00
AMERICAN INT'L GROUP           COM              026874107    21654 375288.00SH       SOLE                375288.00
AT&T CORP.                     COM              001957505      769 35692.00 SH       SOLE                 35692.00
AT&T WIRELESS SVCS INC         COM              00209A106      187 22871.00 SH       SOLE                 22871.00
BANK NEW YORK INC COM          COM              064057102     3106 106699.00SH       SOLE                106699.00
BAXTER INTERNATIONAL INC       COM              071813109    12584 433024.00SH       SOLE                433024.00
BEA SYS INC COM                COM              073325102      361 30000.00 SH       SOLE                 30000.00
BRISTOL MYERS SQUIBB           COM              110122108      367 14303.00 SH       SOLE                 14303.00
CARDINAL HEALTHCARE            COM              14149Y108    23445 401527.00SH       SOLE                401527.00
CARNIVAL CORP.                 COM              143658300     4750 144435.00SH       SOLE                144435.00
CHEVRONTEXACO CORP             COM              166764100    17093 239232.00SH       SOLE                239232.00
CHITTENDEN CORPORATION         COM              170228100      613 20615.00 SH       SOLE                 20615.00
CINTAS CORP COM                COM              172908105     4454 120350.00SH       SOLE                120350.00
CITIGROUP, INC.                COM              172967101    22692 498625.34SH       SOLE                498625.34
COCA COLA CO COM               COM              191216100      318  7400.00 SH       SOLE                  7400.00
COMCAST CL A                   COM              20030N101     1797 58292.01 SH       SOLE                 58292.01
COMPUTER SCIENCES CORP         COM              205363104     5680 151184.00SH       SOLE                151184.00
CONAGRA, INC.                  COM              205887102     1023 48150.00 SH       SOLE                 48150.00
CROWN CORK & SEAL INC          COM              228368106      448 66325.00 SH       SOLE                 66325.00
DEERE & CO                     COM              244199105     3378 63369.00 SH       SOLE                 63369.00
DONNELLEY R R & SONS           COM              257867101      256 10300.00 SH       SOLE                 10300.00
DUKE ENERGY CORP.              COM              264399106    17397 976813.00SH       SOLE                976813.00
DUPONT E.I.DE NEMOU            COM              263534109    11374 284282.00SH       SOLE                284282.00
EXXONMOBIL CORP                COM              30231G102    15210 415564.00SH       SOLE                415564.00
FED'L NATL MTG ASSN.           COM              313586109    19402 276375.00SH       SOLE                276375.00
GANNETT INC                    COM              364730101     9930 128031.00SH       SOLE                128031.00
GENERAL ELECTRIC               COM              369604103    22556 756656.00SH       SOLE                756656.00
HEWLETT PACKARD CO             COM              428236103      530 27376.00 SH       SOLE                 27376.00
INTEL CORP                     COM              458140100    36434 1323926.00SH      SOLE               1323926.00
INTERNATL BUS MACH             COM              459200101    18378 208066.00SH       SOLE                208066.00
KIMBERLY-CLARK CORP.           COM              494368103    23959 466856.00SH       SOLE                466856.00
LOWES COS INC COM              COM              548661107    15734 303159.00SH       SOLE                303159.00
MARRIOTT INTL CL A             COM              571903202    16014 372151.00SH       SOLE                372151.00
MCCORMICK CO.                  COM              579780206     4346 158500.00SH       SOLE                158500.00
MERCK & CO., INC               COM              589331107      372  7356.00 SH       SOLE                  7356.00
MICROSOFT CORP COM             COM              594918104    31119 1119374.00SH      SOLE               1119374.00
NEWELL RUBBERMAID INC.         COM              651229106      433 20000.00 SH       SOLE                 20000.00
PEPSICO INC COM                COM              713448108    18589 405609.00SH       SOLE                405609.00
PFIZER, INC                    COM              717081103    20315 668694.00SH       SOLE                668694.00
PITNEY BOWES                   COM              724479100     8227 214701.00SH       SOLE                214701.00
PROCTER & GAMBLE CO COM        COM              742718109      202  2173.00 SH       SOLE                  2173.00
SCHERING PLOUGH CORP COM       COM              806605101     6361 417359.00SH       SOLE                417359.00
SOUTHWEST AIRLINES             COM              844741108    14307 808306.00SH       SOLE                808306.00
SPDR TR UNIT SER 1             COM              78462F103     2786 27872.00 SH       SOLE                 27872.00
STAPLES INC COM                COM              855030102      268 11240.00 SH       SOLE                 11240.00
SUN MICROSYSTEMS INC COM       COM              866810104      249 75300.00 SH       SOLE                 75300.00
TARGET CORP COM                COM              87612E106    13266 352550.00SH       SOLE                352550.00
TCF FINANCIAL CORP.            COM              872275102     2617 54575.00 SH       SOLE                 54575.00
TEXAS INSTRUMENTS              COM              882508104      477 20900.00 SH       SOLE                 20900.00
UNITED PARCEL SVC CL B         COM              911312106    14043 220117.00SH       SOLE                220117.00
WAL-MART STORES INC            COM              931142103      206  3695.00 SH       SOLE                  3695.00
WELLS FARGO & CO               COM              949746101    16173 314034.00SH       SOLE                314034.00
WYETH                          COM              983024100      324  7023.00 SH       SOLE                  7023.00
D.J. ST. GERMAIN & CO. CL-A                     789415106    13549 135899.00SH       SOLE                135899.00
D.J. ST. GERMAIN & CO. CL-B                     789585106     1655 16600.00 SH       SOLE                 16600.00
TENNESSEE VALLEY AUTHORITY STR                  88059ebf0       20 20000.00 SH       SOLE                 20000.00
I-SHARES LEHMAN 1-3 YEAR TREAS                  464287457     1216 14700.00 SH       SOLE                 14700.00